Quarterly Report
March 31, 2019
State Street Master Funds
State Street Equity 500 Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)
State Street Equity 500 Index Portfolio	1
Notes to Schedule of Investments (Unaudited)	8
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.2%
COMMUNICATION SERVICES — 9.9%
Activision Blizzard, Inc.	47,700	$2,171,781
Alphabet, Inc. Class A (a)	18,923	22,270,289
Alphabet, Inc. Class C (a)	19,445	22,815,013
AT&T, Inc.	460,800	14,450,688
Cars.com, Inc. (a)	1	23
CBS Corp. Class B	20,418	970,468
CenturyLink, Inc.	62,587	750,418
Charter Communications, Inc. Class A (a)	10,800	3,746,628
Comcast Corp. Class A	289,330	11,567,413
Discovery, Inc. Class A (a)(b)	9,497	256,609
Discovery, Inc. Class C (a)	20,660	525,177
DISH Network Corp. Class A (a)	15,100	478,519
Electronic Arts, Inc. (a)	19,021	1,933,104
Facebook, Inc. Class A (a)	151,207	25,204,695
Fox Corp. Class A (a)	22,603	829,756
Fox Corp. Class B (a)	10,400	373,152
Interpublic Group of Cos., Inc.	23,128	485,919
Netflix, Inc. (a)	27,896	9,946,598
News Corp. Class A	28,814	358,446
News Corp. Class B	7,500	93,675
Omnicom Group, Inc. (b)	14,950	1,091,201
Take-Two Interactive Software, Inc. (a)	7,600	717,212
TripAdvisor, Inc. (a)(b)	7,215	371,212
Twitter, Inc. (a)	45,500	1,496,040
Verizon Communications, Inc.	263,951	15,607,423
Viacom, Inc. Class B	24,341	683,252
Walt Disney Co.	110,339	12,250,935
		151,445,646
CONSUMER DISCRETIONARY — 10.0%
Advance Auto Parts, Inc.	4,300	733,279
Amazon.com, Inc. (a)	26,202	46,659,211
Aptiv PLC	16,181	1,286,228
AutoZone, Inc. (a)	1,588	1,626,303
Best Buy Co., Inc.	14,413	1,024,188
Booking Holdings, Inc. (a)	2,908	5,074,198
BorgWarner, Inc.	13,223	507,895
Capri Holdings, Ltd. (a)	8,886	406,535
CarMax, Inc. (a)(b)	10,097	704,771
Carnival Corp.	24,649	1,250,197
Chipotle Mexican Grill, Inc. (a)	1,614	1,146,440
D.R. Horton, Inc.	22,479	930,181
Darden Restaurants, Inc.	8,117	985,972
Dollar General Corp.	16,287	1,943,039
Dollar Tree, Inc. (a)	14,482	1,521,189
eBay, Inc.	55,158	2,048,568
Expedia Group, Inc.	7,923	942,837
Foot Locker, Inc.	8,000	484,800
Ford Motor Co.	251,860	2,211,331
Security Description	Shares	Value
Gap, Inc. (b)	15,364	$402,230
Garmin, Ltd.	7,360	635,536
General Motors Co.	84,577	3,137,807
Genuine Parts Co.	9,220	1,032,917
H&R Block, Inc. (b)	12,851	307,653
Hanesbrands, Inc. (b)	23,400	418,392
Harley-Davidson, Inc. (b)	10,385	370,329
Hasbro, Inc. (b)	7,628	648,533
Hilton Worldwide Holdings, Inc.	18,700	1,554,157
Home Depot, Inc.	72,210	13,856,377
Kohl's Corp.	11,188	769,399
L Brands, Inc.	15,246	420,485
Leggett & Platt, Inc.	6,444	272,066
Lennar Corp. Class A	18,125	889,756
LKQ Corp. (a)	20,800	590,304
Lowe's Cos., Inc.	51,012	5,584,284
Macy's, Inc.	17,961	431,603
Marriott International, Inc. Class A	17,852	2,233,107
Mattel, Inc. (a)(b)	17,143	222,859
McDonald's Corp.	49,115	9,326,938
MGM Resorts International	31,800	815,988
Mohawk Industries, Inc. (a)	4,169	525,919
Newell Brands, Inc. (b)	26,350	404,209
NIKE, Inc. Class B	81,002	6,821,178
Nordstrom, Inc. (b)	7,756	344,211
Norwegian Cruise Line Holdings, Ltd. (a)	12,900	708,984
O'Reilly Automotive, Inc. (a)	5,220	2,026,926
PulteGroup, Inc.	16,443	459,746
PVH Corp.	4,751	579,384
Ralph Lauren Corp.	3,436	445,580
Ross Stores, Inc.	23,344	2,173,326
Royal Caribbean Cruises, Ltd.	11,300	1,295,206
Starbucks Corp.	79,292	5,894,567
Tapestry, Inc.	19,000	617,310
Target Corp.	33,744	2,708,293
Tiffany & Co.	6,581	694,625
TJX Cos., Inc.	78,550	4,179,646
Tractor Supply Co.	8,274	808,866
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,600	1,255,428
Under Armour, Inc. Class A (a)	14,376	303,909
Under Armour, Inc. Class C (a)(b)	14,478	273,200
VF Corp.	20,128	1,749,324
Whirlpool Corp.	3,459	459,667
Wynn Resorts, Ltd.	6,259	746,824
Yum! Brands, Inc.	19,790	1,975,240
		152,859,450
CONSUMER STAPLES — 7.2%
Altria Group, Inc.	119,570	6,866,905
Archer-Daniels-Midland Co.	35,692	1,539,396
British American Tobacco PLC ADR	1	42

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Brown-Forman Corp. Class B	10,827	$571,449
Campbell Soup Co.	12,083	460,725
Church & Dwight Co., Inc.	16,200	1,153,926
Clorox Co.	8,179	1,312,402
Coca-Cola Co.	243,022	11,388,011
Colgate-Palmolive Co.	55,679	3,816,239
Conagra Brands, Inc.	32,051	889,095
Constellation Brands, Inc. Class A	10,576	1,854,290
Costco Wholesale Corp.	27,734	6,715,511
Coty, Inc. Class A	28,940	332,810
Estee Lauder Cos., Inc. Class A	14,363	2,377,795
General Mills, Inc.	37,022	1,915,888
Hershey Co.	8,615	989,260
Hormel Foods Corp. (b)	15,998	716,070
J.M. Smucker Co.	7,355	856,858
Kellogg Co.	15,907	912,744
Kimberly-Clark Corp.	22,373	2,772,015
Kraft Heinz Co.	40,251	1,314,195
Kroger Co.	51,310	1,262,226
Lamb Weston Holdings, Inc.	9,400	704,436
McCormick & Co., Inc.	8,061	1,214,228
Molson Coors Brewing Co. Class B	11,409	680,547
Mondelez International, Inc. Class A	92,194	4,602,324
Monster Beverage Corp. (a)	25,487	1,391,080
PepsiCo, Inc.	89,938	11,021,902
Philip Morris International, Inc.	98,587	8,714,105
Procter & Gamble Co.	158,313	16,472,468
Sysco Corp.	30,735	2,051,869
Tyson Foods, Inc. Class A	19,191	1,332,431
Walmart, Inc.	90,699	8,845,873
Walgreens Boots Alliance, Inc.	51,713	3,271,882
		110,320,997
ENERGY — 5.3%
Anadarko Petroleum Corp.	32,944	1,498,293
Apache Corp.	24,970	865,460
Baker Hughes a GE Co.	33,794	936,770
Cabot Oil & Gas Corp.	26,722	697,444
Chevron Corp.	120,234	14,810,424
Cimarex Energy Co.	6,042	422,336
Concho Resources, Inc.	12,300	1,364,808
ConocoPhillips	73,203	4,885,568
Devon Energy Corp.	30,550	964,158
Diamondback Energy, Inc.	9,700	984,841
EOG Resources, Inc.	37,063	3,527,656
Exxon Mobil Corp.	268,472	21,692,538
Halliburton Co.	56,167	1,645,693
Helmerich & Payne, Inc.	7,974	443,036
Hess Corp. (b)	16,544	996,445
HollyFrontier Corp.	10,400	512,408
Kinder Morgan, Inc.	120,076	2,402,721
Marathon Oil Corp.	55,089	920,537
Marathon Petroleum Corp.	41,584	2,488,803
National Oilwell Varco, Inc.	24,341	648,444
Security Description	Shares	Value
Noble Energy, Inc.	32,895	$813,493
Occidental Petroleum Corp.	47,935	3,173,297
ONEOK, Inc.	26,304	1,837,071
Phillips 66	27,392	2,606,897
Pioneer Natural Resources Co.	10,924	1,663,507
Schlumberger, Ltd.	89,093	3,881,782
TechnipFMC PLC	29,109	684,644
Valero Energy Corp.	25,986	2,204,392
Williams Cos., Inc.	76,410	2,194,495
		81,767,961
FINANCIALS — 12.5%
Affiliated Managers Group, Inc.	3,376	361,603
Aflac, Inc.	46,774	2,338,700
Allstate Corp.	20,267	1,908,746
American Express Co.	44,552	4,869,534
American International Group, Inc.	57,032	2,455,798
Ameriprise Financial, Inc.	8,663	1,109,730
Aon PLC	14,782	2,523,287
Arthur J Gallagher & Co.	12,000	937,200
Assurant, Inc.	3,046	289,096
Bank of America Corp.	568,466	15,683,977
Bank of New York Mellon Corp.	56,291	2,838,755
BB&T Corp.	50,039	2,328,315
Berkshire Hathaway, Inc. Class B (a)	123,319	24,773,554
BlackRock, Inc.	7,718	3,298,442
Brighthouse Financial, Inc. (a)	7,075	256,752
Capital One Financial Corp.	29,968	2,448,086
Cboe Global Markets, Inc.	7,500	715,800
Charles Schwab Corp.	77,189	3,300,602
Chubb, Ltd.	29,241	4,096,079
Cincinnati Financial Corp.	9,205	790,709
Citigroup, Inc.	150,893	9,388,562
Citizens Financial Group, Inc.	28,500	926,250
CME Group, Inc.	22,992	3,784,023
Comerica, Inc.	11,017	807,766
Discover Financial Services	20,277	1,442,911
E*TRADE Financial Corp.	16,989	788,799
Everest Re Group, Ltd.	2,700	583,092
Fifth Third Bancorp	41,054	1,035,382
First Republic Bank (b)	10,500	1,054,830
Franklin Resources, Inc. (b)	17,151	568,384
Goldman Sachs Group, Inc.	21,988	4,221,476
Hartford Financial Services Group, Inc.	22,230	1,105,276
Huntington Bancshares, Inc.	70,265	890,960
Intercontinental Exchange, Inc.	36,125	2,750,557
Invesco, Ltd.	28,289	546,261
Jefferies Financial Group, Inc.	17,509	328,994
JPMorgan Chase & Co.	207,472	21,002,391
KeyCorp	64,479	1,015,544
Lincoln National Corp.	14,310	839,997
Loews Corp.	16,912	810,592
M&T Bank Corp.	9,234	1,449,923
Marsh & McLennan Cos., Inc.	32,534	3,054,943

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MetLife, Inc.	62,426	$2,657,475
Moody's Corp.	10,134	1,835,166
Morgan Stanley	82,855	3,496,481
MSCI, Inc.	5,400	1,073,736
Nasdaq, Inc.	6,925	605,868
Northern Trust Corp.	13,910	1,257,603
People's United Financial, Inc.	22,434	368,815
PNC Financial Services Group, Inc.	28,242	3,464,164
Principal Financial Group, Inc.	15,726	789,288
Progressive Corp.	37,852	2,728,751
Prudential Financial, Inc.	25,537	2,346,340
Raymond James Financial, Inc.	7,800	627,198
Regions Financial Corp.	68,043	962,808
S&P Global, Inc.	15,998	3,368,379
State Street Corp. (c)	24,347	1,602,276
SunTrust Banks, Inc.	27,382	1,622,383
SVB Financial Group (a)	3,500	778,260
Synchrony Financial	42,871	1,367,585
T Rowe Price Group, Inc.	15,120	1,513,814
Torchmark Corp.	6,384	523,169
Travelers Cos., Inc.	16,198	2,221,718
Unum Group	14,124	477,815
US Bancorp	95,230	4,589,134
Wells Fargo & Co.	258,846	12,507,439
Willis Towers Watson PLC (b)	8,379	1,471,771
Zions Bancorp NA	12,058	547,554
		190,526,668
HEALTH CARE — 14.3%
Abbott Laboratories	110,749	8,853,275
AbbVie, Inc.	92,863	7,483,829
ABIOMED, Inc. (a)	2,800	799,652
Agilent Technologies, Inc.	20,275	1,629,704
Alexion Pharmaceuticals, Inc. (a)	14,427	1,950,242
Align Technology, Inc. (a)	4,500	1,279,485
Allergan PLC	20,426	2,990,571
AmerisourceBergen Corp.	10,552	839,095
Amgen, Inc.	39,191	7,445,506
Anthem, Inc.	16,419	4,711,925
Baxter International, Inc.	31,070	2,526,302
Becton Dickinson and Co.	17,177	4,289,612
Biogen, Inc. (a)	12,147	2,871,308
Boston Scientific Corp. (a)	87,477	3,357,367
Bristol-Myers Squibb Co.	104,712	4,995,809
Cardinal Health, Inc.	18,624	896,746
Celgene Corp. (a)	45,065	4,251,432
Centene Corp. (a)	26,200	1,391,220
Cerner Corp. (a)	20,963	1,199,293
Cigna Corp.	24,384	3,921,435
Cooper Cos., Inc.	3,300	977,361
CVS Health Corp.	83,233	4,488,756
Danaher Corp.	40,278	5,317,502
DaVita, Inc. (a)	6,772	367,652
DENTSPLY SIRONA, Inc.	14,366	712,410
Edwards Lifesciences Corp. (a)	13,490	2,581,042
Security Description	Shares	Value
Eli Lilly & Co.	55,362	$7,183,773
Gilead Sciences, Inc.	82,346	5,353,313
HCA Healthcare, Inc.	17,300	2,255,574
Henry Schein, Inc. (a)(b)	9,700	583,067
Hologic, Inc. (a)	17,600	851,840
Humana, Inc.	8,817	2,345,322
IDEXX Laboratories, Inc. (a)	5,400	1,207,440
Illumina, Inc. (a)	9,300	2,889,417
Incyte Corp. (a)	11,900	1,023,519
Intuitive Surgical, Inc. (a)	7,256	4,140,128
IQVIA Holdings, Inc. (a)	10,000	1,438,500
Johnson & Johnson	168,841	23,602,283
Laboratory Corp. of America Holdings (a)	6,447	986,262
McKesson Corp.	12,231	1,431,761
Medtronic PLC	85,704	7,805,920
Merck & Co., Inc.	163,198	13,573,178
Mettler-Toledo International, Inc. (a)	1,600	1,156,800
Mylan NV (a)	30,507	864,568
Nektar Therapeutics (a)	10,700	359,520
PerkinElmer, Inc.	7,032	677,604
Perrigo Co. PLC	8,714	419,666
Pfizer, Inc.	351,248	14,917,503
Quest Diagnostics, Inc.	8,458	760,543
Regeneron Pharmaceuticals, Inc. (a)	5,058	2,076,916
ResMed, Inc.	9,500	987,715
Stryker Corp.	19,695	3,890,156
Teleflex, Inc.	2,900	876,264
Thermo Fisher Scientific, Inc.	25,812	7,065,261
UnitedHealth Group, Inc.	60,722	15,014,122
Universal Health Services, Inc. Class B	5,300	708,981
Varian Medical Systems, Inc. (a)	6,031	854,713
Vertex Pharmaceuticals, Inc. (a)	16,348	3,007,215
Waters Corp. (a)	4,215	1,060,958
WellCare Health Plans, Inc. (a)	3,100	836,225
Zimmer Biomet Holdings, Inc.	13,427	1,714,628
Zoetis, Inc.	30,228	3,043,053
		219,092,239
INDUSTRIALS — 9.3%
3M Co.	37,043	7,696,795
Alaska Air Group, Inc.	8,200	460,184
Allegion PLC	5,437	493,190
American Airlines Group, Inc.	24,400	774,944
AMETEK, Inc.	15,101	1,252,930
AO Smith Corp.	9,700	517,204
Arconic, Inc.	28,263	540,106
Boeing Co.	33,624	12,824,866
C.H. Robinson Worldwide, Inc.	8,582	746,548
Caterpillar, Inc.	36,055	4,885,092
Cintas Corp.	5,722	1,156,473
Copart, Inc. (a)	13,200	799,788
CSX Corp.	48,259	3,610,738
Cummins, Inc.	8,944	1,411,989

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Deere & Co.	20,354	$3,253,383
Delta Air Lines, Inc.	39,466	2,038,419
Dover Corp.	8,545	801,521
Eaton Corp. PLC	25,999	2,094,479
Emerson Electric Co.	37,969	2,599,737
Equifax, Inc.	7,595	900,008
Expeditors International of Washington, Inc.	10,644	807,880
Fastenal Co.	17,642	1,134,557
FedEx Corp.	14,950	2,712,079
Flowserve Corp.	9,555	431,313
Fluor Corp.	9,256	340,621
Fortive Corp.	19,281	1,617,483
Fortune Brands Home & Security, Inc.	10,100	480,861
General Dynamics Corp.	16,789	2,842,042
General Electric Co.	558,449	5,578,906
Harris Corp.	7,498	1,197,506
Honeywell International, Inc.	45,903	7,294,905
Huntington Ingalls Industries, Inc.	2,800	580,160
IHS Markit, Ltd. (a)	23,400	1,272,492
Illinois Tool Works, Inc.	19,571	2,809,026
Ingersoll-Rand PLC	15,116	1,631,772
Jacobs Engineering Group, Inc.	7,057	530,616
JB Hunt Transport Services, Inc.	5,500	557,095
Johnson Controls International PLC	58,993	2,179,201
Kansas City Southern	7,004	812,324
L3 Technologies, Inc.	5,165	1,065,901
Lockheed Martin Corp.	15,890	4,769,542
Masco Corp.	17,839	701,251
Nielsen Holdings PLC	23,375	553,286
Norfolk Southern Corp.	17,268	3,227,217
Northrop Grumman Corp.	10,486	2,827,026
PACCAR, Inc.	21,435	1,460,581
Parker-Hannifin Corp.	8,414	1,444,011
Pentair PLC	9,491	422,444
Quanta Services, Inc.	9,993	377,136
Raytheon Co.	17,636	3,211,163
Republic Services, Inc.	13,414	1,078,217
Robert Half International, Inc.	6,974	454,426
Rockwell Automation, Inc.	7,479	1,312,265
Rollins, Inc.	9,450	393,309
Roper Technologies, Inc.	6,735	2,303,168
Snap-on, Inc.	3,572	559,089
Southwest Airlines Co.	31,927	1,657,331
Stanley Black & Decker, Inc.	9,650	1,314,041
Textron, Inc.	14,806	750,072
TransDigm Group, Inc. (a)	3,100	1,407,369
Union Pacific Corp.	46,438	7,764,434
United Continental Holdings, Inc. (a)	14,200	1,132,876
United Parcel Service, Inc. Class B	44,255	4,945,054
United Rentals, Inc. (a)	5,600	639,800
United Technologies Corp.	51,879	6,686,684
Security Description	Shares	Value
Verisk Analytics, Inc.	10,300	$1,369,900
W.W. Grainger, Inc.	2,712	816,122
Wabtec Corp.	8,482	625,293
Waste Management, Inc.	24,704	2,566,993
Xylem, Inc.	11,434	903,743
		142,408,977
INFORMATION TECHNOLOGY — 20.8%
Accenture PLC Class A	40,482	7,125,642
Adobe, Inc. (a)	30,713	8,184,707
Advanced Micro Devices, Inc. (a)(b)	57,400	1,464,848
Akamai Technologies, Inc. (a)	10,234	733,880
Alliance Data Systems Corp.	2,904	508,142
Amphenol Corp. Class A	19,280	1,820,803
Analog Devices, Inc.	23,970	2,523,322
ANSYS, Inc. (a)	5,600	1,023,176
Apple, Inc.	284,464	54,033,937
Applied Materials, Inc.	58,453	2,318,246
Arista Networks, Inc. (a)	3,100	974,826
Autodesk, Inc. (a)	14,270	2,223,551
Automatic Data Processing, Inc.	27,965	4,467,129
Broadcom, Inc.	25,435	7,648,559
Broadridge Financial Solutions, Inc.	7,000	725,830
Cadence Design Systems, Inc. (a)	18,500	1,174,935
Cisco Systems, Inc.	278,529	15,037,781
Citrix Systems, Inc.	8,578	854,883
Cognizant Technology Solutions Corp. Class A	36,627	2,653,626
Corning, Inc.	50,250	1,663,275
DXC Technology Co.	18,191	1,169,863
F5 Networks, Inc. (a)	3,759	589,900
Fidelity National Information Services, Inc.	21,186	2,396,137
Fiserv, Inc. (a)(b)	24,484	2,161,447
FleetCor Technologies, Inc. (a)	5,800	1,430,222
FLIR Systems, Inc.	8,239	392,012
Fortinet, Inc. (a)	9,200	772,524
Gartner, Inc. (a)	6,000	910,080
Global Payments, Inc.	9,375	1,279,875
Hewlett Packard Enterprise Co.	89,363	1,378,871
HP, Inc.	102,163	1,985,027
Intel Corp.	284,520	15,278,724
International Business Machines Corp.	57,247	8,077,552
Intuit, Inc.	16,526	4,320,062
IPG Photonics Corp. (a)	2,500	379,450
Jack Henry & Associates, Inc.	4,900	679,826
Juniper Networks, Inc.	22,844	604,681
Keysight Technologies, Inc. (a)	12,000	1,046,400
KLA-Tencor Corp.	9,873	1,178,935
Lam Research Corp.	9,581	1,715,095
Mastercard, Inc. Class A	57,049	13,432,187
Maxim Integrated Products, Inc.	17,800	946,426

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Microchip Technology, Inc. (b)	15,006	$1,244,898
Micron Technology, Inc. (a)	70,928	2,931,454
Microsoft Corp.	487,177	57,457,655
Motorola Solutions, Inc.	10,428	1,464,300
NetApp, Inc.	16,843	1,167,894
NVIDIA Corp.	38,912	6,987,039
Oracle Corp.	162,770	8,742,377
Paychex, Inc.	19,231	1,542,326
PayPal Holdings, Inc. (a)	74,258	7,710,951
Qorvo, Inc. (a)	7,600	545,148
QUALCOMM, Inc.	77,585	4,424,672
Red Hat, Inc. (a)	11,330	2,069,991
salesforce.com, Inc. (a)	48,505	7,681,737
Seagate Technology PLC	15,076	721,990
Skyworks Solutions, Inc.	11,800	973,264
Symantec Corp.	39,403	905,875
Synopsys, Inc. (a)	9,400	1,082,410
TE Connectivity, Ltd.	21,649	1,748,157
Texas Instruments, Inc.	59,006	6,258,766
Total System Services, Inc.	10,899	1,035,514
VeriSign, Inc. (a)	6,920	1,256,395
Visa, Inc. Class A	110,840	17,312,099
Western Digital Corp.	19,506	937,458
Western Union Co.	27,940	516,052
Xerox Corp.	10,023	320,535
Xilinx, Inc.	16,042	2,033,965
		318,359,316
MATERIALS — 2.6%
Air Products & Chemicals, Inc.	14,007	2,674,777
Albemarle Corp.	7,100	582,058
Avery Dennison Corp.	5,818	657,434
Ball Corp.	21,216	1,227,558
Celanese Corp. Series A	8,600	848,046
CF Industries Holdings, Inc.	14,730	602,162
DowDuPont, Inc.	141,932	7,566,395
Eastman Chemical Co.	8,972	680,795
Ecolab, Inc.	16,165	2,853,769
FMC Corp.	8,622	662,342
Freeport-McMoRan, Inc.	90,364	1,164,792
International Flavors & Fragrances, Inc. (b)	6,280	808,801
International Paper Co.	25,408	1,175,628
Linde PLC	35,029	6,162,652
LyondellBasell Industries NV Class A	19,252	1,618,708
Martin Marietta Materials, Inc.	4,055	815,785
Mosaic Co.	20,816	568,485
Newmont Mining Corp. (b)	33,373	1,193,752
Nucor Corp.	20,306	1,184,855
Packaging Corp. of America	6,300	626,094
PPG Industries, Inc.	15,488	1,748,131
Sealed Air Corp.	11,269	519,050
Sherwin-Williams Co.	5,187	2,234,093
Vulcan Materials Co.	8,390	993,376
Security Description	Shares	Value
Westrock Co.	16,448	$630,781
		39,800,319
REAL ESTATE — 3.0%
Alexandria Real Estate Equities, Inc. REIT	6,700	955,152
American Tower Corp. REIT	27,682	5,455,015
Apartment Investment & Management Co. Class A, REIT	9,769	491,283
AvalonBay Communities, Inc. REIT	8,429	1,691,953
Boston Properties, Inc. REIT	9,821	1,314,835
CBRE Group, Inc. Class A (a)	20,108	994,341
Crown Castle International Corp. REIT	26,642	3,410,176
Digital Realty Trust, Inc. REIT	13,300	1,582,700
Duke Realty Corp. REIT	22,500	688,050
Equinix, Inc. REIT	5,138	2,328,336
Equity Residential REIT	24,138	1,818,074
Essex Property Trust, Inc. REIT	4,155	1,201,792
Extra Space Storage, Inc. REIT	7,500	764,325
Federal Realty Investment Trust REIT	4,600	634,110
HCP, Inc. REIT	31,277	978,970
Host Hotels & Resorts, Inc. REIT	48,759	921,545
Iron Mountain, Inc. REIT	18,074	640,904
Kimco Realty Corp. REIT	23,116	427,646
Macerich Co. REIT	7,245	314,071
Mid-America Apartment Communities, Inc. REIT	6,900	754,377
Prologis, Inc. REIT	40,546	2,917,285
Public Storage REIT	9,452	2,058,457
Realty Income Corp. REIT	18,100	1,331,436
Regency Centers Corp. REIT	10,499	708,578
SBA Communications Corp. REIT (a)	7,100	1,417,586
Simon Property Group, Inc. REIT	19,435	3,541,251
SL Green Realty Corp. REIT	4,600	413,632
UDR, Inc. REIT	17,800	809,188
Ventas, Inc. REIT	22,403	1,429,535
Vornado Realty Trust REIT	10,446	704,478
Welltower, Inc. REIT	23,881	1,853,166
Weyerhaeuser Co. REIT	44,598	1,174,711
		45,726,958
UTILITIES — 3.3%
AES Corp.	43,759	791,163
Alliant Energy Corp.	14,700	692,811
Ameren Corp.	15,156	1,114,724
American Electric Power Co., Inc.	31,543	2,641,726
American Water Works Co., Inc.	11,300	1,178,138
Atmos Energy Corp.	7,400	761,682
CenterPoint Energy, Inc.	31,335	961,984
CMS Energy Corp.	18,801	1,044,207

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Consolidated Edison, Inc.	19,600	$1,662,276
Dominion Energy, Inc.	49,824	3,819,508
DTE Energy Co.	11,439	1,426,901
Duke Energy Corp.	45,391	4,085,190
Edison International	21,305	1,319,206
Entergy Corp.	13,000	1,243,190
Evergy, Inc.	16,499	957,767
Eversource Energy	20,243	1,436,241
Exelon Corp.	61,959	3,106,005
FirstEnergy Corp.	32,329	1,345,210
NextEra Energy, Inc.	30,257	5,849,283
NiSource, Inc.	23,078	661,415
NRG Energy, Inc.	17,798	756,059
Pinnacle West Capital Corp.	6,556	626,622
PPL Corp.	44,756	1,420,555
Public Service Enterprise Group, Inc.	32,336	1,921,082
Sempra Energy	17,724	2,230,743
Southern Co.	64,984	3,358,373
WEC Energy Group, Inc.	20,287	1,604,296
Xcel Energy, Inc.	33,700	1,894,277
		49,910,634
TOTAL COMMON STOCKS (Cost $456,250,035)		1,502,219,165

SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (d) (e)	12,790,281	12,790,281
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	9,325,987	$9,325,987
TOTAL SHORT-TERM INVESTMENTS (Cost $22,116,268)		22,116,268
TOTAL INVESTMENTS — 99.6% (Cost $478,366,303)		1,524,335,433
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		5,471,134
NET ASSETS — 100.0%		$1,529,806,567
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2019.
(f)	Investment of cash collateral for securities loaned.
ADR	=American Depositary Receipt
REIT	=Real Estate Investment Trust

At March 31, 2019, open futures contracts purchased were as follows:
Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Index (long)	06/21/2019	193	$26,825,285	$27,384,770	$559,485
					$559,485
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,502,219,165	$—	$—	$1,502,219,165
Short-Term Investments	22,116,268	—	—	22,116,268
TOTAL INVESTMENTS	$1,524,335,433	$—	$—	$1,524,335,433
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	559,485	—	—	559,485
TOTAL OTHER FINANCIAL INSTRUMENTS:	$559,485	$—	$—	$559,485
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,524,894,918	$—	$—	$1,524,894,918
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Corp.	24,347	$1,535,565	$—	$—	$—	$66,711	24,347	$1,602,276	$11,443	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,348,182	27,348,182	47,021,267	61,579,168	—	—	12,790,281	12,790,281	135,372	—
State Street Navigator Securities Lending Portfolio II	2,502,193	2,502,193	50,618,040	43,794,246	—	—	9,325,987	9,325,987	24,085	—
Total		$31,385,940	$97,639,307	$105,373,414	$—	$66,711		$23,718,544	$170,900	$—
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2019 is disclosed in the Portfolio’s Schedule of Investments.

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2019, are disclosed in the Schedule of Investments.
Aggregate Unrealized Appreciation and Depreciation
As of March 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Portfolio	$530,137,741	$1,010,713,647	$15,956,470	$994,757,177